PIMCO California Short Duration Municipal Income Fund Annual Fund Operating Expenses - PIMCO California Short Duration Municipal Income Fund	Mar. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.33%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.43%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.73%